PostEmployment Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PostEmployment Benefit Obligations (Details)
Present value of funded obligations	$ 26,176	$ 25,652	$ 33,646
Fair value of plan assets	19,639	18,683
Deficit of funded plans	$ 6,537	$ 6,969